Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Class A Common Stock [Member]	Class A Common Stock and Series C Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member] Class A Common Stock and Series C Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Common Stock [Member] Class A Common Stock and Series C Preferred Stock [Member] Class A Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Stock [Member]	Additional Paid-in Capital [Member] Class A Common Stock and Series C Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Class A Common Stock and Series C Preferred Stock [Member]
Convertible Preferred Stock Beginning Balance (in shares) at Dec. 31, 2022				3,738,936
Beginning Balance at Dec. 31, 2022	$ (54,418,000)			$ 64,389,000					$ 2,656,000			$ (57,074,000)
Beginning Balance (in shares) at Dec. 31, 2022						182,769
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)				2,818,192	283,492			127,476
Issuance of stock			$ (12,377,000)	$ 53,059,000	$ 12,377,000						$ (2,711,000)		$ (9,666,000)
Issuance of Class A Common Stock from the exercise of stock options (in shares)						3,502
Issuance of Class A Common Stock from the exercise of stock options		$ 65,000								$ 65,000
Stock based compensation expense	199,000								199,000
NetIncomeLoss	$ (35,311,000)											(35,311,000)
Convertible Preferred Stock Ending Balance (in shares) at Dec. 31, 2023	0			6,840,620
Ending Balance at Dec. 31, 2023	$ (101,842,000)			$ 129,825,000					209,000			(102,051,000)
Ending Balance (in shares) at Dec. 31, 2023						313,747
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Convertible Preferred Stock for Class A and B Common Stock in connection with the Merger (in shares)				(6,840,620)		6,154,093	686,527
Conversion of Convertible Preferred Stock for Class A and B Common Stock in connection with the Merger	129,825,000			$ (129,825,000)		$ 1,000			129,824,000
Issuance of Class A Common Stock in the Concurrent Financing, less issuance costs (in shares)						2,571,736
Issuance of Class A Common Stock in the Concurrent Financing, less issuance costs	54,428,000								54,428,000
Issuance of stock (in shares)						3,343,604
Issuance of stock	65,499,000								65,499,000
Reverse recapitalization transaction costs of OnKure	(2,085,000)								(2,085,000)
Issuance of Class A Common Stock for the conversion of Convertible Promissory Notes (in shares)						267,269
Issuance of Class A Common Stock for the conversion of Convertible Promissory Notes	$ 6,120,000								6,120,000
Issuance of Class A common stock for the settlement of restricted stock units (in shares)						7,700
Issuance of Class A Common Stock from the exercise of stock options (in shares)	2,476					2,476
Issuance of Class A Common Stock from the exercise of stock options	$ 26,000								26,000
Adjustment for fractional shares in the reverse recapitalization						(35)
Stock based compensation expense	4,530,000								4,530,000
NetIncomeLoss	$ (52,673,000)											(52,673,000)
Convertible Preferred Stock Ending Balance (in shares) at Dec. 31, 2024	0
Ending Balance at Dec. 31, 2024	$ 103,828,000					$ 1			$ 258,551,000			$ (154,724,000)
Ending Balance (in shares) at Dec. 31, 2024						12,660,590	686,527